Accounts Receivable, Net: Schedule of changes in the allowance for doubtful accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful receivables	$ (52,785)	$ (66,764)	$ (110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306		(1,015)
Allowance for doubtful accounts, translation difference	2,737	2,046	6,845
Allowance for doubtful receivables	$ (50,966)	$ (52,785)	$ (66,764)